Loans - Schedule of Long-Term Bank Loans (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Long-Term Bank Loans [Line Items]
Total	$ 1,921,262	$ 2,150,371
Less: Long-term bank loans - current	109,786	230,397
Long-term bank loans - non-current	1,811,476	1,919,974
April 18, 2025 to March 31, 2035 [Member] | The Kumamoto Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Bank loans	$ 1,921,262	$ 2,150,371